SIGNIFICANT ACCOUNTING POLICIES - Effect of Transition Adjustment to Total Equity Resulting (Details) - USD ($) $ in Millions	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefits		$ (15,935)	$ (18,108)
Liability for market risk benefits		(15,751)	(21,672)
DAC		$ 4,814	$ 4,585	$ 3,816	$ 4,098	$ 4,225
Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefits	$ (821)
Liability for market risk benefits	(4,306)
DAC	467				$ 327
Unearned revenue liability and sales inducement assets	(128)
Total transition adjustment before taxes	(4,788)
Income taxes	1,006
Total adjustment (net of taxes)	(3,782)
Accumulated Deficit | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefits	(2)
Liability for market risk benefits	(3,402)
DAC	0
Unearned revenue liability and sales inducement assets	0
Total transition adjustment before taxes	(3,404)
Income taxes	715
Total adjustment (net of taxes)	(2,689)
Accumulated Other Comprehensive Income (Loss) | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefits	(819)
Liability for market risk benefits	(904)
DAC	467
Unearned revenue liability and sales inducement assets	(128)
Total transition adjustment before taxes	(1,384)
Income taxes	291
Total adjustment (net of taxes)	$ (1,093)